Commitments and Contingencies	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies [Abstract]
Commitments and Contingencies

Note 9 – Commitments and Contingencies

Contingencies

From time to time, the Company may be subject to certain legal proceedings, claims and disputes that arise in the ordinary course of business. Although the outcomes of these legal proceedings cannot be predicted, the Company does not believe these actions, in the aggregate, will have a material adverse impact on its financial position, results of operations or liquidity.

Lease commitment

The Company has entered into non-cancellable operating lease agreements for an office space and two apartment units for its executives. The office space has a lease term expiring in January 2020 with a monthly rental of approximately $32,000. The two apartment units have lease terms are expiring in November 2018 and May 2018 with monthly rentals of approximately $1,000 and $4,300 respectively.

The Company’s commitments for minimum lease payment under these operating leases as of December 31, 2017 are as follow:

Twelve months ending December 31,	Minimum lease payment
2018	$397,118
2019	386,406
2020	17,658
Total minimum payments required	$801,182

Rent expense for the year ended December 31, 2017 and 2016 was $399,569 and $359,448, respectively.